Investment Objectives and Goals - Founders 100 ETF	Nov. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Founders 100 ETF (the “Fund”) is designed for investors with a long-term time horizon (generally 5+ years) seeking capital appreciation.